Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT

8. SUBSEQUENT EVENTS

On January 9, 2018, shareholders of the Company, owning an aggregate of 7,000 shares of Series C Preferred Stock and 35,164 shares of Common Stock, representing in the aggregate 77% of the total voting power of the Company’s shareholders, approved by written consent an amendment to the Company’s Articles of Incorporation, to change the name of the Company to Hash Labs Inc. Effective March 2, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of Nevada, to change the name of the Company from Tech Town Holdings Inc. to Hash Labs Inc. The market effective date of the name change was March 6, 2018.

On April 3, 2018, the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged outstanding promissory notes of the Company in the aggregate principal amount of $518,225 (including accrued interest) held by Vantage for a new convertible promissory note of the Company in the principal amount of $518,225. The convertible note bears interest at the rate of 7% per year and is convertible into shares of common stock of the Company at a conversion price of $0.027. Vantage is the Company’s largest stockholder and is owned by Lyle Hauser.

On April 3, 2018, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged outstanding promissory notes of the Company in the aggregate principal amount of $68,969 (including accrued interest) held by Mr. Hauser for a new convertible promissory note of the Company in the principal amount of $68,969. The convertible note bears interest at the rate of 7% per year and is convertible into shares of Common Stock of the Company at a conversion price of $0.0005.

On April 3, 2018, the Company issued an aggregate of 9,300,000 shares of common stock to Vantage upon the conversion of (i) $241,650 of Vantage’s convertible note and (ii) 7,000 shares of Series C Preferred Stock. In connection with the conversion, Vantage waived any dividends owed to Vantage as the holder of the Series C Preferred Stock.

On April 6, 2018, the Company issued an aggregate of 9,000,000 shares of common stock upon the conversion of a convertible note in the principal amount (including accrued interest) of $243,000 which was sold to a third party by Vantage.

During the first quarter 2018, the Company, entered into five Promissory Notes with Vantage Group in the amount of $41,000 at an interest rate of 7% and a term of one year.

On March 21, 2019, the Company, entered into a 7% Promissory Note (Vantage Note 2) with a term of one year in the amount of $15,000.